Document and Entity Information	6 Months Ended
Jun. 28, 2024
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Veralto Corp
Entity Central Index Key	0001967680
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false